Effects of changes in currency exchange rate (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current liabilities [abstract]
Other financial liabilities	$ 53,591,658	$ 66,679,933
Trade and other current payables	281,681,553	259,739,479
Accounts payable to related parties	10,069,043	9,530,071
Other current provisions	349,775	409,164
Current tax liabilities, current	22,526,634	11,806,434
Provisions for employee benefits	26,232,493	22,838,228
Other non-financial liabilities	74,298,299	71,369,972
Total current liabilities	468,749,455	442,373,281
0 to 3 months
Current liabilities [abstract]
Other financial liabilities	16,761,881	19,600,116
Trade and other current payables	280,932,266	258,298,853
Accounts payable to related parties	10,069,043	9,530,071
Other current provisions	297,500	339,072
Current tax liabilities, current	18,162,016	7,544,398
Provisions for employee benefits	25,751,992	22,255,693
Other non-financial liabilities	25,891,422	24,421,940
Total current liabilities	377,866,120	341,990,143
More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	36,829,777	47,079,817
Trade and other current payables	749,287	1,440,626
Accounts payable to related parties	0	0
Other current provisions	52,275	70,092
Current tax liabilities, current	4,364,618	4,262,036
Provisions for employee benefits	480,501	582,535
Other non-financial liabilities	48,406,877	46,948,032
Total current liabilities	90,883,335	100,383,138
Chilean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	1,621,976	1,097,815
Trade and other current payables	169,971,096	166,920,713
Accounts payable to related parties	4,616,727	5,329,217
Other current provisions	0	0
Current tax liabilities, current	5,663,732	5,316,283
Provisions for employee benefits	17,619,085	16,579,716
Other non-financial liabilities	25,865,201	24,388,426
Total current liabilities	225,357,817	219,632,170
Chilean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	17,844,529	39,944,625
Trade and other current payables	0	303,060
Accounts payable to related parties	0	0
Other current provisions	52,275	70,092
Current tax liabilities, current	4,364,618	4,262,036
Provisions for employee benefits	480,501	582,535
Other non-financial liabilities	48,406,877	46,948,032
Total current liabilities	71,148,800	92,110,380
Unidades de Fomento [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	823,223	740,814
Trade and other current payables	5,847	30,798
Total current liabilities	829,070	771,612
Unidades de Fomento [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	2,798,184	2,843,982
Trade and other current payables	0	0
Total current liabilities	2,798,184	2,843,982
US Dollar [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	10,096,603	11,280,437
Trade and other current payables	34,814,603	18,281,460
Accounts payable to related parties	2,785,193	2,196
Current tax liabilities, current	0	22,183
Total current liabilities	47,696,399	29,586,276
US Dollar [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	10,571,414	388,874
Trade and other current payables	498,752	937,822
Accounts payable to related parties	0	0
Current tax liabilities, current	0	0
Total current liabilities	11,070,166	1,326,696
Euros [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	694,056	523,079
Trade and other current payables	6,030,900	8,160,258
Accounts payable to related parties	1,416,055	4,197,020
Total current liabilities	8,141,011	12,880,357
Euros [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	355,650	0
Trade and other current payables	250,535	0
Accounts payable to related parties	0	0
Total current liabilities	606,185	0
Argentinean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	3,122,166	5,542,674
Trade and other current payables	65,677,731	59,603,954
Other current provisions	297,500	339,072
Current tax liabilities, current	12,383,112	1,966,866
Provisions for employee benefits	7,521,224	5,367,378
Other non-financial liabilities	26,221	33,514
Total current liabilities	89,027,954	72,853,458
Argentinean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	4,971,531	3,263,782
Trade and other current payables	0	0
Other current provisions	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	4,971,531	3,263,782
Uruguay Peso en Unidades Indexadas [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	403,857	406,353
Total current liabilities	403,857	406,353
Uruguay Peso en Unidades Indexadas [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	288,469	638,554
Total current liabilities	288,469	638,554
Other currencies [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	0	8,944
Trade and other current payables	273,981	354,415
Total current liabilities	273,981	363,359
Other currencies [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	0
Trade and other current payables	0	0
Total current liabilities	0	0
Uruguayan Peso [Member] | 0 to 3 months
Current liabilities [abstract]
Trade and other current payables	1,978,456	3,309,074
Current tax liabilities, current	115,172	239,066
Provisions for employee benefits	335,454	308,599
Total current liabilities	2,429,082	3,856,739
Uruguayan Peso [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Trade and other current payables	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	0	0
Paraguayan Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Trade and other current payables	2,179,652	1,638,181
Accounts payable to related parties	1,251,068	1,638
Provisions for employee benefits	276,229	0
Total current liabilities	3,706,949	1,639,819
Paraguayan Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Trade and other current payables	0	199,744
Accounts payable to related parties	0	0
Provisions for employee benefits	0	0
Total current liabilities	$ 0	$ 199,744